Related Party Transaction and Balance - Schedule of Related Party Transaction and Balance (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Immediate family member of Ms. Junli Yang, the Chairwoman of the Board
PRO800 Limited (“PRO800”) [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Nature of relationships with related parties	Wholly owned by Ms. Junli Yang, the controlling shareholder of the Company
Mr. Huaixi Yang [Member]
Schedule of Related Party Transaction and Balance [Line Items]
Related parties transactions	Receivable due from customers – a related party
Balance with related parties	$ 1,657,435	$ 1,548,088